CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical)	10 Months Ended
Dec. 31, 2021 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Share-based compensation expense through transfer of existing Common shares (3,330,231) to Merck KGaA, Darmstadt, Germany, and conversion of transferred shares into Series A Preferred shares (in shares)	3,330,231
Conversion and transfer of shares between classes (in shares)	19,207,697
Issuance costs | $	$ 279,364
Repurchase of Common Shares following the resignation of a co-founder (in shares)	1,942,837